Debt - Additional information (Details) € in Thousands, $ in Thousands						1 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 15, 2021 USD ($)	Sep. 09, 2021 USD ($)	Aug. 26, 2021 USD ($)	Mar. 30, 2020 USD ($)	Aug. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Jun. 05, 2019	May 31, 2019 USD ($)
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities									$ 500,000,000	$ 150,000,000
Borrowings	$ 489,763,000								489,763,000	501,132,000
Debt redemption premium paid									517,286,000	132,714,000
Debt redemption premium paid									21,400,000	6,274,000
Interest paid									23,643,000	38,099,000
Fair value
Disclosure of financial liabilities [line items]
Redemption option derivative asset	8,105,000								8,105,000	7,357,000
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Notional amount				$ 500,000,000									$ 500,000,000
Debt fixed interest rate (as a percent)				6.25%									6.25%
Proceeds from borrowings, classified as financing activities				$ 496,250,000
Borrowings	497,868,000								497,868,000	0
Senior Notes due 2029 | Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Disclosure of financial liabilities [line items]
Payments of guarantee fees									971,000	1,344,000
Senior Notes due 2029 | Fair value
Disclosure of financial liabilities [line items]
Notional amount	508,405,000								508,405,000
Redemption option derivative asset	4,806,000								4,806,000
Gains on change in fair value of derivatives									3,299,000
Senior Notes due 2029 | After September 1, 2026
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)				100.00%
Senior Notes due 2029 | Prior to September 1, 2024
Disclosure of financial liabilities [line items]
Percentage of aggregate principal amount of borrowings (as a percent)				100.00%
Premium percentage of principal amount of borrowings (as a percent)				1.00%
Borrowings, additional basis points				0.50%
Percentage of original principal amount of borrowings (as a percent)				40.00%
Redemption percentage of aggregate principal amount of borrowings (as a percent)				106.25%
Senior Notes due 2029 | September 1, 2024
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)				103.125%
Senior Notes due 2029 | September 1, 2025
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)				101.563%
Senior Notes due 2029 | Commission Payment and Certain Transaction Costs
Disclosure of financial liabilities [line items]
Borrowings				$ 3,750,000
Senior Notes due 2029 | Transaction Costs
Disclosure of financial liabilities [line items]
Borrowings				$ 3,259,000
Senior Secured Notes due 2024
Disclosure of financial liabilities [line items]
Debt fixed interest rate (as a percent)																	9.50%
Borrowings	$ 0								0	226,647,000
Debt redemption premium paid			$ 233,953,000						$ 233,953,000	66,047,000
Debt redemption premium paid			21,400,000
Interest paid			6,050,000
Unamortized original discount and deferred financing costs			6,976,000
Write off of embedded derivative asset			$ 500,000
Senior Secured Credit Facility
Disclosure of financial liabilities [line items]
Notional amount		$ 250,000,000																$ 450,000,000
Debt redemption premium paid							$ 22,233,000	$ 11,100,000
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	2.125%								2.125%		2.125%	2.125%
Additional borrowing capacity		$ 100,000,000
Loan undrawn standby fee (as a percent)	0.47813%
Senior Secured Credit Facility | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)		2.125%
Loan undrawn standby fee (as a percent)		0.47813%
Senior Secured Credit Facility | Top of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)		3.25%
Loan undrawn standby fee (as a percent)		0.73125%
Term loan
Disclosure of financial liabilities [line items]
Notional amount																		200,000,000
Borrowings	$ 0								$ 0	131,842,000
Debt redemption premium paid									133,333,000	66,667,000
Revolving credit facility
Disclosure of financial liabilities [line items]
Notional amount																		$ 250,000,000
Proceeds from borrowings, classified as financing activities					$ 150,000,000					150,000,000
Borrowings	0								0	150,000,000						$ 0
Debt redemption premium paid						$ 100,000,000	$ 50,000,000		150,000,000
Revolving credit facility | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)																		2.25%
Revolving credit facility | Top of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)																		3.25%
Non-Financial Letters of Credit
Disclosure of financial liabilities [line items]
Borrowings	$ 66,417,000								$ 66,417,000	$ 70,800,000	€ 58,216	$ 426		€ 57,600	$ 400
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	1.03%								1.03%		1.03%	1.03%
Non-Financial Letters of Credit | Bottom of range
Disclosure of financial liabilities [line items]
Debt fixed interest rate (as a percent)		0.90%
Non-Financial Letters of Credit | Top of range
Disclosure of financial liabilities [line items]
Debt fixed interest rate (as a percent)		1.33%
Financial Letters of Credit
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	2.125%								2.125%		2.125%	2.125%